Offerings - Offering: 1	Nov. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	108,836,744
Proposed Maximum Offering Price per Unit	0.92
Maximum Aggregate Offering Price	$ 100,129,804.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,827.93
Offering Note	(1) In accordance with Rule 416(a) under the United States Securities Act of 1933, as amended (the "U.S. Securities Act"), Electra Battery Materials Corporation (the "Registrant") is registering an indeterminate number of additional common shares of the Registrant that may be offered or issued to prevent dilution resulting from share splits, share dividends or similar transactions. All 108,836,744 common shares of the Registrant are to be offered for resale by the selling shareholders named in the prospectus (the "Selling Shareholders") contained in this Registration Statement on Form F-3 (the "Registration Statement"). The amount registered consists of (i) 21,860,375 common shares of the Registrant issued to the Selling Shareholders in the Restructuring (as defined in the Registration Statement); (ii) 55,041,712 common shares of the Registrant issuable upon exercise of October 2025 Warrants (as defined in the Registration Statement) issued to the Selling Shareholders in the Restructuring; (iii) 31,735,657 common shares of the Registrant issuable upon exercise of October 2025 Pre-Funded Warrants (as defined in the Registration Statement) issued to the Selling Shareholders in the Restructuring; and (iv) 199,000 common shares of the Registrant issuable upon exercise of April 2025 Warrants (as defined in the Registration Statement) issued to the Selling Shareholders in the April 2025 Offering (as defined in the Registration Statement). (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the U.S. Securities Act, based upon the average of the high ($0.95) and low ($0.88) prices of the common shares of the Registrant as reported on the Nasdaq Capital Market on November 19, 2025, which is a date within five (5) business days prior to the filing date of this Registration Statement.